CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Profit And Other Comprehensive Income
Interest income on loans	¥ 141,857	¥ 119,639	¥ 104,896
Interest expense
Interest expenses on loans	(26,451)	(33,791)	(22,151)
Business related taxes and surcharges	(590)	(674)	(1,152)
Total interest expense	(27,041)	(34,465)	(23,303)
Net interest income	114,816	85,174	81,593
Credit impairment losses	(66,904)	(3,580)	(6,360)
Net interest income after credit impairment losses	47,912	81,594	75,233
Non-interest and other income	438	815	1,772
Operating costs and expenses
Sales and marketing	(1,794)	(3,138)	(4,899)
General and administrative	(20,368)	(34,895)	(14,937)
Total operating costs and expenses	(22,162)	(38,033)	(19,836)
Profit before income taxes	26,188	44,376	57,169
Income tax expense	(18,033)	(15,550)	(15,221)
Net profit	8,155	28,826	41,948
Net profit attributable to:
Equity holders of the Company	6,524	23,061	33,558
Non-controlling interest	1,631	5,765	8,390
Net profit	8,155	28,826	41,948
Other comprehensive income for the year
Net profit	8,155	28,826	41,948
Exchange differences on translation of financial statements of entities outside the mainland of the People's Republic of China	616
Total comprehensive income for the year	8,771	28,826	41,948
Total comprehensive income attributable to:
Equity holders of the Company	7,017	23,061	33,558
Non-controlling interests	1,754	5,765	8,390
Total comprehensive income	¥ 8,771	¥ 28,826	¥ 41,948
Basic and diluted earnings per share for the profit attributable to the equity holders of the Company during the year (expressed in RMB per share)	¥ 0.01	¥ 0.10	¥ 0.15
Weighted average number of shares outstanding in the year	1,000,171,839	236,180,071	227,716,692